STRADLEY, RONON, STEVENS & YOUNG
                    2600 One Commerce Square
                     Philadelphia, PA  19103



Direct Dial:   (215) 564-8115

                                        December 4, 1995

FILED VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:     Filings - Rule 497(j)

          Re:  Delaware Group Global & International Funds, Inc.
               (the "Fund")
               File Nos.:  33-41034 and 811-06324
               CIK No.:  0875610

Dear Sir/Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify on behalf of the Fund that the form of Prospectus and Statement of Additional Information for the International Equity Fund Series, the Global Bond Fund Series and the Global Assets Fund Series and Supplement to the Prospectus for the Fund's Institutional Classes that would have been filed under paragraphs (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 10 to the Registration Statement, electronically filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Act on November 27, 1995.

                                        Very truly yours,



                                        /s/Bruce G. Leto
                                        Bruce G. Leto

cc:  Richelle S. Maestro, Esquire


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